PREPAYMENT AND OTHER ASSETS	6 Months Ended
Jun. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAYMENT AND OTHER ASSETS

NOTE 3 – PREPAYMENT AND OTHER ASSETS

	June 30,	December 31,
	2025	2024
VAT receivable – current	$346,241	$348,112
Other receivables	236,607	43,824
Other receivables from well equipment - current	609,604	609,604
Consumables and spare parts	326,813	190,584
Prepaid expenses	-	48,533
Total prepayment and other current assets	1,519,265	1,240,657
Less: Allowance on other receivables	(613,066)	(103,433)
Prepayment and other current assets, net	$906,199	$1,137,224

VAT receivable – non-current	$1,389,108	$1,294,611
Deposit and others	138,182	133,682
Durable spare parts	-	185,145
Total other assets – non - current	1,527,290	1,613,438
Less: allowance on other receivables	(13,891)	(14,241)
Other non-current assets, net	$1,513,399	$1,599,197

During the year 2023, the Company sold certain rig equipment to a third party, PT Andam Resorsis Nusantara. For the year ended December 31, 2024, the Company recorded $99,604 allowance for the doubtful account related to the uncollected amounts for the equipment sale. The receivables on the rig equipment were supposed to be received in 2025, however, as of the date of this Form 6-K Report, none of the receivables have been collected. Considering the high potential of default, the Company decided to take full allowance of $609,604 to the rig equipment as of June 30, 2025.

The Company also recorded an allowance on VAT receivables in the amount of $3,829 and $14,241 on the current and non-current as of December 31, 2024, respectively. Due to the decline of expected credit loss rate from 1.1% to 1%, the Company has reversed allowance on VAT receivable, ($367) and ($350) for current and non-current as of June 30, 2025, respectively.

The total allowance on other receivables for current assets were $613,066 and $103,433 for the six months ended June 30, 2025 and for the year ended December 31, 2024, respectively. The total allowance on receivables for non-current assets were $13,891 and $14,241 for the six months ended June 30, 2025 and for the year ended December 31, 2024, respectively.